Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 74	$ 189	$ 935
Trade receivables, net	1,485	2,520	378
Inventories	1,642	1,603	536
Other current assets	841	404	601
Total current assets	4,042	4,716	2,450
Non-current assets:
Investment in affiliated companies, net	40	40	745
Investment in other company	455	455	224
Property and equipment, net	2,113	2,045	1,999
Right of use asset arising from operating lease	123	143
Prepaid expenses			591
Goodwill	5,594	6,216
Intangible assets	1,350	1,500
Total non-current assets	9,675	10,399	3,559
Total assets	13,717	15,115	6,009
Current liabilities:
Receivables financing facility, net	895		1,306
Loans, net	2,708	2,023	1,672
Accounts payable	3,299	2,276	1,640
Deferred revenues			844
Other current liabilities	3,501	4,284	2,316
Liability for minimum royalties	417	377	291
Total current liabilities	10,820	8,960	8,069
Non-current liabilities:
Convertible bridge loans, net	27,028	25,406	5,965
Derivative warrants liability, net			301
Fair value of bifurcated convertible feature of convertible bridge loans	187	4,182	2,500
Operating lease liability	118	141
Deferred taxes	284	315
Liability for minimum royalties	196	183	185
Other non-current liabilities	245	140
Total non-current liabilities	28,058	30,367	8,951
Commitments and contingent liabilities
Shareholders’ deficit:
Authorized: 5,000,000,000 shares at March 31, 2022 and December 31, 2021; Issued and outstanding: 1,140,376,586 shares and 975,644,432 shares at March 31, 2022 and December 31, 2021, respectively	3,423	2,913	1,059
Preferred stock value
Additional paid-in capital	69,599	63,470	35,211
Accumulated deficit	(98,183)	(90,595)	(47,281)
Total shareholders’ deficit	(25,161)	(24,212)	(11,011)
Total liabilities and shareholders’ deficit	$ 13,717	15,115	6,009
Redeemable Preferred Stock [Member]
Shareholders’ deficit:
Preferred stock value
Preferred Class B [Member]
Shareholders’ deficit:
Preferred stock value